Note 11 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended
	Sep. 30, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
Senior Notes, Total			$ 90,000,000
The Term Loan [Member]
Long-Term Debt, Total			407,000,000	$ 440,000,000
Senior Unsecured Notes [Member]
Senior Notes, Total			$ 60,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 450,000,000
Debt Instrument, Term (Year)	3 years
Senior Unsecured Notes [Member] | NYL Investors LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150,000,000
Senior Unsecured Notes [Member] | PGIM Private Capital [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000,000
Private Placement 4.53% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.53%
Debt Instrument, Face Amount	$ 60,000,000
Credit Agreement and Senior Notes [Member]
Debt Instrument, Interest Rate, Effective Percentage			3.78%	2.80%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000		$ 450,000,000
Debt, Weighted Average Interest Rate			3.75%
Line of Credit Facility, Remaining Borrowing Capacity			$ 381,845,000
Letters of Credit Outstanding, Amount			$ 15,655,000	$ 17,111,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate		0.20%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.84%